UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment [ ]; Amendment Number: ___________
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:            Mason Capital Partners
     Address:         50 Congress St. Suite 843
                      Boston, MA 02109
     13F File Number: 028-13148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:               Gregg Picillo
Title:              Chief Compliance Officer
Phone:              617-228-5190
Signature,          Place,         and Date of Signing:
/s/ Gregg Picillo   Boston, MA     February 1, 2012
Report Type (Check only one):

                              [ X] 13F HOLDINGS REPORT.
                              [  ] 13F NOTICE.
                              [  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 111
Form 13F Information Table Value Total: $59,722(thousand)

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE

                                                                 VALUE  SHARES/  SH/ INVSTMT
NAME OF ISSUER                        TITLE OF CLASS       CUSIP (x$1000PRN AMT  PRN DSCRETN
Air Products & Chemicals Inc.         COM              009158106     748     8775SH  Sole
Alexandria Real Estate 8.375% Pfd C   PFD              015271406      64     2420SH  Sole
Amerigas Partners LP                  UNIT LTD PARTN   030975106     834    18170SH  Sole
Anadarko Petroleum Corp.              COM              032511107     782    10250SH  Sole
Aptargroup, Inc                       COM              038336103     820    15710SH  Sole
Automatic Data Processing Inc.        COM              053015103     859    15910SH  Sole
B & G Foods Inc.                      COM              05508R106     858    35640SH  Sole
Bemis Co. Inc.                        COM              081437105     826    27450SH  Sole
Brady Corp.                           COM               104674106    829    26250SH  Sole
Brandywine Realty Trust 7.5% Pfd C    PFD               105368401    649    26100SH  Sole
BreitBurn Energy Partners LP          UNIT LTD PARTN    106776107    646    33890SH  Sole
Buckeye Partners LP                   UNIT LTD PARTN    118230101    742    11592SH  Sole
C.R. Bard Inc.                        COM              067383109     774     9055SH  Sole
CBL & Associates Inc. 7.75% Pfd C     PFD               124830506    748    30055SH  Sole
Cedar Realty Trust 8.875% Pfd A       PFD               150602308    714    30030SH  Sole
Church & Dwight Co., Inc.             COM               171340102    980    21420SH  Sole
Cisco Systems Inc.                    COM              17275R102       1       78SH  Sole
Clorox Co.                            COM               189054109    183     2745SH  Sole
Colgate-Palmolive Co.                 COM               194162103    977    10580SH  Sole
Cominar REIT                          COM               199910100    805    37220SH  Sole
Commonwealth Bank of Australia        COM               621503002    562    11140SH  Sole
Corn Products International Inc.      COM               219023108     75     1435SH  Sole
Corporate Office Prop. Trust 7.5% Pfd PFD              22002T603      66     2650SH  Sole
DuPont Fabros Technology 7.875% Pfd A PFD              26613Q205     677    26980SH  Sole
Ecolab, Inc.                          COM               278865100    488     8450SH  Sole
Emerson Electric Co.                  COM               291011104    744    15970SH  Sole
Enterprise Products Partners LP       UNIT LTD PARTN    293792107    863    18597SH  Sole
Exxon Mobil Corp.                     COM              30231G102      55      645SH  Sole
Ferrellgas Partners LP                UNIT LTD PARTN    315293100    662    34890SH  Sole
First Industrial Realty Trust 7.25% PfPFD              32054K798     527    24300SH  Sole
First Potomac Realty Trust 7.75% Pfd APFD              33610F307     565    22273SH  Sole
Fiserv Inc.                           COM               337738108    978    16655SH  Sole
France Telecom SA ADR                 ADR              35177Q105     594    37950SH  Sole
GMX Resources Inc. 9.25% Pfd B        PFD              38011M405     301    26260SH  Sole
General Electric Co.                  COM               369604103     23     1308SH  Sole
General Mills Inc.                    COM               370334104    953    23590SH  Sole
Getty Realty Corp.                    COM               374297109      7      520SH  Sole
Gladstone Commercial Corp. 7.5% Pfd B PFD               376536306    584    24395SH  Sole
Gladstone Commercial Corp. 7.75% Pfd APFD               376536207     17      685SH  Sole
GlaxoSmithKline PLC ADR               ADR              37733W105     840    18405SH  Sole
Graco, Inc.                           COM               384109104    931    22765SH  Sole
Grainger, WW Inc.                     COM               384802104   1091     5827SH  Sole
H.J. Heinz Co.                        COM               423074103    823    15230SH  Sole
Heineken NV ADR                       ADR               423012202    775    33650SH  Sole
Hormel Foods Corp.                    COM               440452100    104     3560SH  Sole
Huaneng Power ADR                     ADR               443304100      8      400SH  Sole
ITT Corp.                             COM               450911201    294    15230SH  Sole
ITT Exelis, Inc.                      COM              30162A108      14     1520SH  Sole
Infosys Ltd. ADR                      ADR               456788108    695    13525SH  Sole
Jacob Engineering Group               COM               469814107    735    18115SH  Sole
Johnson & Johnson                     COM               478160104     10      155SH  Sole
Kilroy Realty Corp. 7.8% Pfd E        PFD              49427F405     664    26200SH  Sole
Kimberly-Clark Corp.                  COM               494368103    836    11360SH  Sole
Kimco Realty Corp. 7.75% Pfd G        PFD              49446R844     416    16170SH  Sole
Kinder Morgan Energy Partners LP      UNIT LTD PARTN    494550106    935    11005SH  Sole
Kinder Morgan Management              COM              49455U100      12   149.08SH  Sole
Kite Realty Group Trust 8.25% Pfd A   PFD              49803T201     690    29800SH  Sole
Lanesborough REIT                     COM               515555100      0     1100SH  Sole
Lexington Realty Trust 8.05% Pfd B    PFD               529043200     15      600SH  Sole
Marathon Oil Corp.                    COM               565849106    510    17420SH  Sole
Marathon Petroleum Corp.              COM              56585A102     394    11850SH  Sole
McCormick & Co. Inc.                  COM               579780206    829    16445SH  Sole
McDonald's Corp.                      COM               580135101   1094    10900SH  Sole
Mettler-Toledo International, Inc.    COM               592688105    629     4260SH  Sole
Monmouth Real Estate Investment Corp. COM               609720107      9     1000SH  Sole
NPB Cap Trust II 7.85% Pfd            PFD              62935R209     136     5210SH  Sole
National Grid PLC ADS                 ADR               636274300    806    16630SH  Sole
Norfolk & Southern Corp.              COM               655844108    787    10795SH  Sole
Novartis AG ADR                       ADR              66987V109     866    15150SH  Sole
Old Second Cap Trust I 7.8% Pfd       PFD               680280104      1      350SH  Sole
Omnicom Group                         COM               681919106    754    16915SH  Sole
Oneok Inc.                            COM               682680103     33      375SH  Sole
Oneok Partners LP                     UNIT LTD PARTN   68268N103     953    16500SH  Sole
PS Business Parks Inc. 7.375% Pfd O   PFD              69360J750     628    25025SH  Sole
Parker Hannifin                       COM               701094104    673     8830SH  Sole
Parkway Properties Inc. 8% Pfd D      PFD              70159Q401     568    24510SH  Sole
Paychex, Inc.                         COM               704326107    789    26220SH  Sole
Peabody Energy Corp.                  COM               704549104    566    17105SH  Sole
Penn Virginia Resources LP            UNIT LTD PARTN    707884102      6      235SH  Sole
Plains All American Pipeline LP       UNIT LTD PARTN    726503105    827    11256SH  Sole
Praxair, Inc.                         COM              74005P104     887     8295SH  Sole
Primaris Retail REIT                  COM              74157U950     801    39570SH  Sole
Prosperity Bancshares Inc.            COM               743606105    824    20410SH  Sole
Realty Income Corp.                   COM               756109104    629    17995SH  Sole
Realty Income Corp. 6.75% Pfd E       PFD               756109708     13      490SH  Sole
Sanofi ADR                            ADR              80105N105      19      510SH  Sole
Sasol Ltd. ADR                        ADR               803866300     27      570SH  Sole
Saul Centers 8% Pfd A                 PFD               804395200    649    25105SH  Sole
Schneider Electric SA                 COM               483410007    824    15610SH  Sole
Sherwin-Williams Co.                  COM               824348106    878     9840SH  Sole
State Street Corp.                    COM               857477103    819    20326SH  Sole
Suburban Propane Partners LP          UNIT LTD PARTN    864482104   1049    22035SH  Sole
Sunoco Logistics Partners LP          UNIT LTD PARTN   86764L108     722    18319SH  Sole
TC Pipelines LP                       UNIT LTD PARTN   87233Q108     765    16125SH  Sole
Teekay LNG Partners LP                UNIT LTD PARTN   Y8564M105     212     6390SH  Sole
Toronto Dominion Bank                 COM               891160509    870    11630SH  Sole
Total SA ADR                          ADR              89151E109     791    15470SH  Sole
Transocean Ltd. Co.                   COM              H8817H100     579    15080SH  Sole
Tullow Oil PLC                        COM              015008907     337    15470SH  Sole
UMH Mobile Homes 8.25% Pfd A          PFD               903002202    509    19895SH  Sole
Urstadt Biddle Properties A           COM               917286205      4      210SH  Sole
Urstadt Biddle Properties Inc. 7.5% PfPFD               917286502    674    26810SH  Sole
Vermilion Energy Trust                COM               923725956     93     2095SH  Sole
Vornado Realty Trust 6.625% Pfd I     PFD               929042877    695    27610SH  Sole
Vornado Realty Trust 6.75% Pfd H      PFD               929042885      2       85SH  Sole
Weight Watchers International, Inc.   COM               948626106    537     9760SH  Sole
Weingarten Realty Investors 6.50% Pfd PFD               948741889    655    25995SH  Sole
Weingarten Realty Investors 6.95% Pfd PFD               948741608     24      950SH  Sole
Xylem, Inc.                           COM              98419M100     393    15300SH  Sole
Zion Bancorporation 11% Pfd E         PFD               989701875     79     3030SH  Sole
Zion Cap Trust 8% Pfd B               PFD               989703202     33     1300SH  Sole